INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Schedule of carrying value of investments

	December 31, 2018	December 31, 2017
Total short-term investments	$149,090	$—

Investments in private entities	$2,869	$18,473
Investments in associates	975	8,269
Investments held for sale	—	7,006
Total long-term investments	$3,844	$33,748

Schedule of income from investments

	Year Ended December 31,
	2018	2017
Short-term investments	$406	$—
Investments in private entities	4,663	2,057
Investments in associates	13,301	256
Gain on sale of investments held for sale	1,500	—
Total	$19,870	$2,313

Schedule of investments in private entities

Entity Name	Entity Type	State*	Carrying Value		Ownership Interests
			December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
San Felasco Nurseries, LLC (“SFN”) (1)	Dispensary/Cultivation	FL	$—	$6,714	—%	7%
PWCT (2)	Dispensary	CT	—	1,750	100%	18%
Dixie Brands, Inc. (“Dixie”) (3)	Consumer products	CO	2,317	3,050	3%	7%
NYCANNA (4)	Dispensary/Cultivation	NY	—	6,407	100%	20%
Kalyx Development, Inc. (5)	Real estate development	NY	552	552	9%	14%
			$2,869	$18,473
* State of operations

Investments in private entities are measured at FVTPL and are classified as Level 3 in the fair value hierarchy, with the exception of Dixie, which became Level 1 as a result of their public listing during the year. The following factors were considered in the fair value assessment as at the end of each reporting period:
(1) In October 2018, the Company resigned as a manager of FLW, a consolidated entity in which the Company owned 44%, which in turn owned 15% of SFN. In connection, the Company exchanged its investment for a note receivable of $2,028 (see Note 7). The Company also issued warrants to FLW and recognized a loss of $1,423, recorded in Income from investments, net in the Consolidated Statements of Operations. The remaining $4,775 interest in FLW was eliminated through de-consolidation of the non-controlling interest in Other equity transactions in the Consolidated Statements of Shareholders’ Equity.
(2) The Company acquired 100% of PWCT during the year ended December 31, 2018 and recognized a gain on the previously-held interest. Refer to Note 4 for additional information.
(3) During the year ended December 31, 2018, Dixie issued additional equity at $9.30 per unit and the Company exercised an option to convert an outstanding promissory note receivable of $200 into additional equity. The Company did not participate in this equity issuance, which diluted the Company’s ownership percentage. The Company adjusts its carrying value based on the stock price at the balance sheet date.
(4) The Company acquired 100% of NYCANNA during the year ended December 31, 2018 and recognized a gain on the previously held interest at the acquisition. Refer to Note 4 for further information. During the year prior to the acquisition, the Company recognized a gain of $6,094 in Income (loss) from investments, net in the Consolidated Statements of Operations, based on the review of comparable market transactions.

This investment represented the Company’s indirect interest in NYCANNA, a medical cannabis license holder in the State of New York formed on November 1, 2016. The Company has a 100% and 80% ownership interest in Impire State Holdings, LLC (“Impire”) as at December 31, 2018 and December 31, 2017, respectively. Prior to the Company’s acquisition of NYCANNA, Impire had a 50% ownership interest in NY Medicinal Research & Caring, LLC (“NYMRC”), which in turn had a 50% ownership interest in NYCANNA. As a result of this structure, Acreage indirectly had a 25% ownership interest in NYCANNA prior to the acquisition and a 20% ownership interest in NYCANNA as at December 31, 2017 and could not exercise significant influence.

(5) The Company reviewed investment-specific financial information provided by the investee as well as comparable market transactions and determined no material change to the investment’s fair value was necessary.

Schedule of investments in associates

Entity Name	Entity Type	State*	Carrying Value		Ownership Interests
			December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
WPMC (1)	Management company	ME	$—	$6,230	97%	39%
NCC	Dispensary	IL	975	961	30%	30%
NorCal (2)	Management company	CA	—	976	100%	45%
PCG (3)	Management company	MA	—	40	—%	20%
PATCC	Management company	NH	—	62	100%	12%
			$975	$8,269
* State of operations
(1) The Company acquired a controlling interest in WPMC during the year ended December 31, 2018 and recognized a gain on the previously held interest. Refer to Note 4 for further information.
(2) The Company acquired 100% of NorCal in November 2018 and recognized a gain on the previously held interest. Refer to Note 5 for additional information.
(3) Upon acquisition of PWC, the Company’s investment in PCG was written off as impaired in Income from investments, net in the Consolidated Statements of Operations during the year ended December 31, 2018.